Short-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Debt/Long-Term Debt [Abstract]
SHORT-TERM DEBT

19.    SHORT-TERM DEBT

Emera’s short-term borrowings consist of commercial paper issuances, advances on the revolving credit facilities and short-term notes. Short-term debt and related the weighted-average interest rate as at December 31 consisted of the following:

millions of Canadian dollars	2011	Weighted- average interest rate	2010	Weighted- average interest rate
Emera
Advances on the revolving credit facilities (1)	$2.4	3.50%	$1.5	3.75%
Promissory note issued to APUC	135.8	-	27.7	-
NSPI
Advances on the revolving credit facilities (1)	4.6	3.25%	1.6	3.50%
Commercial paper (re-classed from long-term debt) (2)	59.3	1.08%	46.7	1.07%
MPS
Advances on the revolving credit facilities	0.7	3.25%	2.3	1.39%
GBPC
Advances on the revolving credit facilities	7.5	5.75%	1.9	5.50%
Short-term debt	$210.3		$81.7
(1)	Advances on the long-term revolving credit facilities (note 20) can be made by way of overdraft on accounts for Emera and NSPI for up to $30 million and $50 million, respectively.
(2)	NSPI’s commercial paper is backed by a revolving credit facility which matures in 2015. NSPI has the ability to refinance commercial paper on a long-term basis; however amounts expected to be paid through working capital are classified as short-term debt. All other drawings are classified as long-term debt (note 20).

The Company’s total short-term revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2011	2010
MPS – revolving credit facility	2012	$10.2	$9.9
GBPC – revolving credit facility	2012	11.2	10.9
Total		21.4	20.8
Less:
Advances under revolving credit facilities		8.2	4.2
Use of available facilities		8.2	4.2
Available capacity under existing agreements		$13.2	$16.6

As at December 31, 2011, these credit facilities require commitment fees ranging from 0.20% to 0.27% basis points. The weighted average interest rate on outstanding short-term debt at December 31, 2011 was 1.78% (2010 – 1.37%).

Credit Facilities

On April 27, 2011, Maine Public Service Company renewed its existing $10 million USD revolving credit facility with Bank of America, with a new expiration date of December 31, 2012.

In October 2011, GBPC entered into a 12 month revolving credit facility for $11 million Bahamian dollars with Scotiabank (Bahamas) Limited.